                               February 28, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

     Re:  RULE 24F-2 NOTICE FOR KEMPER GOVERNMENT SECURITIES
TRUST, FNMA DEBENTURE SERIES 3 & GNMA 28, 29 & 30
          FILE NO. 33-26754


Gentlemen:

     As Sponsor of the above mentioned trust, we are submitting the following information required by Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. We also have wired funds in payment of the fee prescribed by subsection (c) and the opinion of counsel specified in subsection (b)(1)(v) of said Rule.

     (i)   Fiscal year for which notice is filed: Year Ended
DECEMBER 31,1995

     (ii) Number of securities registered other than pursuant to Rule 24f-2 and remaining unsold at the beginning of the above fiscal
           year: 0 UNITS

     (iii) Number of securities registered other than pursuant to Rule 24f-2 during the above fiscal year: 0 UNITS

     (iv) Number of securities sold during the above fiscal year: 1,408,637

     (v)   Number of securities sold in reliance upon
registration
           pursuant to Rule 24f-2 during the above fiscal year:
1,408,637

     ----------------------------

     (1)   Aggregate sales price to the public of
           securities sold in reliance upon
           registration pursuant to Rule 24f-2

 $459,056.00

     (2)   Less actual aggregate redemption of
           repurchase price of securities redeemed
           or repurchased during the fiscal year

 $448,270.00

     (3)   Plus the actual aggregate redemption or
           repurchase price of securities previously applied in filings pursuant to
           Section 24f-2

  $0


  -------


  $58,256.00
           Amount of filing fee computed at one
           twenty-ninth of one percent (1/29 of 1%) of above total:

  $20.00


  -------
                                      Very truly yours,

                                      EVEREN UNIT INVESTMENT
TRUSTS

                                   By

-----------------------------
                                      Michael J. Thoms

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                               February 28, 1996


EVEREN UNIT INVESTMENT TRUSTS
77 West Wacker Drive
29th Floor
Chicago, IL 60601


     Re:  Kemper Government Securities Trust, FNMA DEBENTURE
SERIES 3
     & GNMA 28,29 & 30
          File No. 33-26754

Gentlemen:

  We have served as counsel for EVEREN UNIT INVESTMENT TRUSTS as Sponsor and
Depositor of the above described Trust, in connection with the preparation, execution and delivery of a Trust Indenture and Agreement relating to such Fund pursuant to which the Depositor has delivered to and deposited the Securities listed in Schedule A to the Trust Indenture and Agreement with the Trustee and pursuant to which the Trustee has issued to or on the order of the Depositor a certificate or certificates representing Units of fractional undivided interest in and ownership of the Fund created under said Trust Indenture and Agreement.

  In connection therewith, we have examined such pertinent records and documents and matters of law as we have deemed necessary in order to enable us to express to opinions hereinafter set forth.

  Based upon the foregoing, we are of the opinion that the certificates evidencing the Units in the Fund constitute valid and binding obligations of the Fund in accordance with the terms thereof.

                            Respectfully submitted,



                            CHAPMAN AND CUTLER